BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES - Narrative (Details) - USD ($)		3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 25, 2020	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Jun. 25, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2019
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Conversion basis for conversion of the then-issued and outstanding ordinary shares of predecessor into successor shares (in shares)	1
Shares issued (in shares)	7,500,000
Private placement warrants issued (in shares)	5,263,500
Shares called upon by private placement warrants (in shares)	2,631,750				2,631,750
Operating profit		$ (3,064,000)	$ (33,322,000)	$ (6,106,000)	$ (38,181,000)		$ 29,676,000	$ 27,752,000
Reclassification from accumulated other comprehensive income		(6,567,000)		(8,605,000)		$ (8,605,000)	0
Workers compensation and group medical liabilities				500,000		$ 500,000	700,000
Advertising expense				6,200,000	4,800,000		11,900,000	16,100,000
Total foreign exchange gains (losses), tax				(900,000)	500,000		(2,000,000.0)	(1,900,000)
Expense related to remeasurement adjustments				300,000	0		0
Restructuring and other non-recurring expenses		1,657,000	0	1,052,000	0		2,193,000	9,461,000
Minimum | Buildings
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Property, plant and equipment, useful life						3 years
Minimum | Property, Plant and Equipment, Other Types
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Property, plant and equipment, useful life						1 year
Maximum | Buildings
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Property, plant and equipment, useful life						40 years
Maximum | Property, Plant and Equipment, Other Types
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Property, plant and equipment, useful life						14 years
Employee Severance
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Restructuring and other non-recurring expenses				$ 1,100,000			600,000	3,100,000
Facility Closing
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Restructuring and other non-recurring expenses		$ 1,700,000				$ 0
Facility Closing | Merisant
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Restructuring and other non-recurring expenses							800,000	1,900,000
Facility Closing | Mafco Worldwide
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Restructuring and other non-recurring expenses							$ 800,000	$ 4,500,000
Common Stock
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Conversion basis for conversion of the then-issued and outstanding ordinary shares of predecessor into successor shares (in shares)	1
Shares issued (in shares)	7,500,000
Restatement adjustment | ASU 2017-07
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating profit			$ 100,000		$ 100,000
Restatement adjustment | ASU 2018-02
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Reclassification from accumulated other comprehensive income									$ 2,100,000